Commitments	12 Months Ended
Feb. 28, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments
11.	Commitments

The Company is committed to an operating lease pertaining to an office space. On September 15, 2017 in connection with the Company’s sale of its former subsidiaries, the Company entered into a series of share purchase and escrow agreements whereby the Company deposited $600,000 in escrow as security for potential financial lease liabilities (as well as excluded liabilities and existing claims) relating to the office lease between Leading Brands of Canada, Inc. and the landlord. The office lease is currently being subleased and has not resulted in additional payments from the Company since the sale of the Company’s subsidiaries. The Company expects that the remaining exposure of the office lease commitment is until April 2019. The minimum amounts due over the remaining terms of that agreement is as follows:

2019	$123,073
2020	20,512

Total future minimum payments	$143,585

During the years ended February 28, 2018, February 28, 2017 and February 29, 2016, the Company incurred rental expenses of $101,542, $553,763, and $705,765 respectively.